Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Logistics) (Detail) - Logistics as a part of Other Operating Subsidiary Companies
$ in Thousands
6 Months Ended
Jun. 30, 2026 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (4,402,726)
Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(3,248,152)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	(1,102,093)
Vessel
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (52,481)